Income Tax (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets, Net [Abstract]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals	$ 51,101	$ 18,961
Deferred Tax Assets Reinsurance Transactions	17,097	16,036
Deferred Tax Assets Cash And Invested Assets	0	0
Deferred Tax Assets Investment Income	98,496	110,446
Deferred Tax Assets Deferred Acquisition Costs Capitalized For Tax	67,006	66,246
Deferred Tax Assets, Operating Loss Carryforwards	174,503	348,450
Deferred Tax Assets Capital Loss And Foreign Tax Credit Carryforwards	41,737	55,215
Deferred Tax Assets Deferred Acquisition Costs Capitalized For Financial Reporting	0	16,581
Deferred Tax Assets, Gross	449,940	631,935
Deferred Tax Assets, Valuation Allowance	8,630	3,910
Deferred Tax Assets, Net	441,310	628,025
Deferred Tax Liabilities [Abstract]
Deferred Tax Liabilities, Deferred Expense, Deferred Policy Acquisition Cost	1,047,748	1,039,972
Deferred Tax Liabilities Reinsurance Transactions	473,767	497,740
Deferred Tax Liabilities Cash And Invested Assets	574,738	274,891
Deferred Tax Liabilities Investment Income	13,499	14,050
Deferred Tax Liabilities, Unrealized Currency Transaction Gains	8,604	61,552
Deferred Tax Liabilities	2,118,356	1,888,205
Deferred Tax Assets (Liabilities), Net	(1,677,046)	(1,260,180)
Balance Sheet Presentation Of Deferred Tax Liabilities [Abstract]
Deferred Tax Assets, Other	2,788	0
Deferred income taxes	$ 1,679,834	$ 1,260,180